Accounts Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Provision for expected credit losses		$ 128,098
Provision for expected credit losses	$ 648,653	$ 648,653